Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Line Items]
Minimum impact on valuation of unobservable input on private fixed maturity securities	10.00%	10.00%
Period end valuation	0	0
GMWB non-performance risk impact	$ 77	$ 89	$ 109
Minimum
Fair Value of Financial Instruments [Line Items]
Percentage of changes in fair value of fixed maturity, equity and trading securities each month	10.00%	10.00%